IMPORTANT NOTICE REGARDING FUND MERGER

EPIPHANY FUNDS

EPIPHANY FFV SMALL CAP FUND

Epiphany FFV Fund Class A shares EPVAX Class C shares EPVCX Class N shares EPVNX	Epiphany FFV Small Cap Fund Class A shares EPFAX Class C shares EPFCX Class N shares EPFNX
Epiphany FFV Strategic Income Fund Class A shares EPIAX Class C shares EPICX Class N shares EPINX	Dana Large Cap Core Fund Class A shares EPCAX Class C shares EPCCX Class N shares EPCNX
Epiphany FFV Latin America Fund Class A shares ELAAX Class C shares ELACX Class N shares ELANX

Supplement dated June 22, 2012 to the

Class N Series Prospectus dated March 1, 2012, as updated March 30, 2012 and April 20, 2012

Class A and Class C Series Prospectus dated March 1, 2012, as updated March 30, 2012 and April 20, 2012

Statement of Additional Information dated March 1, 2012, as updated March 12, 2012,

March 21, 2012, March 30, 2012, April 20, 2012 and May 21, 2012

Effective as of the close on June 22, 2012, the Epiphany FFV Small Cap Fund has been reorganized and merged into the Epiphany FFV Fund.

All references to the Epiphany FFV Small Cap Fund in the prospectus and statement of additional information are hereby deleted.

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Please retain this Supplement for future reference.